August 12, 2013

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price California Tax-Free Income Trust 033-08093/811-4525
T. Rowe Price Capital Appreciation Fund 033-05646/811-4519
T. Rowe Price Equity Income Fund 033-00070/811-4400
T. Rowe Price GNMA Fund 033-01041/811-4441
T. Rowe Price New America Growth Fund 002-99122/811-4358
T. Rowe Price State Tax-Free Income Trust 033-06533/811-4521
(collectively the “Registrants”)

Dear Ms. O`Neal-Johnson:

Pursuant to the provisions of Section 20(a) of the Investment Company Act of 1940 and Section 14(a) of the Securities and Exchange Act of 1934, we are filing the preliminary Proxy Statement and accompanying materials for the above listed Registrants, and their series and classes thereunder. These materials relate to the annual meeting of shareholders to be held on October 22, 2013, and are expected to begin mailing to shareholders on September 4, 2013.

Although the annual meeting of shareholders will be held on behalf of all the funds in the T. Rowe Price family of funds (the “Price Funds”), the Proxy Statement being filed herewith applies only to those Price Funds organized as Massachusetts business trusts. A definitive Proxy Statement, which applied to the other Price Funds all of which are organized as Maryland corporations, was already filed with the Commission on July 31, 2013 and began mailing to shareholders on August 2, 2013. The By-Laws for the Price Funds organized as Massachusetts business trusts require that the record date be set no more than 60 days prior to the shareholder meeting, whereas the By-Laws for the Price Funds organized as Maryland corporations allow the record date to be set up to 90 days prior to the shareholder meeting. Although the proposal to elect directors/trustees is common to all Price Funds, the Price Funds’ boards approved creating and mailing two separate proxy statements to allow the Maryland corporations greater time to achieve quorum.

The matters to be acted on at the meeting for the above Registrants, as detailed in the Proxy Statement and accompanying materials, include:

1. electing trustees to serve on the Boards of the funds until the next annual meeting, if any, or until their successors shall have been duly elected and qualified;

2. changing the investment objective for the Equity Income Fund;

3. revising the fundamental policy regarding commodities that applies to all of the T. Rowe Price Funds (other than the T. Rowe Price money market funds); and

4. transacting such other business as may properly come before the meeting and any adjournments thereof.

The definitive Proxy Statement will reflect any comments received from the Staff and the outstanding shares of capital stock table will be revised to provide those figures as of the record date, August 23, 2013. Please feel free to contact the undersigned at (410) 345-6646, or in my absence, Darrell N. Braman at (410) 345-2013, if you should have any questions.

Sincerely,

/s/Brian R. Poole

Brian R. Poole

Vice President and Legal Counsel, T. Rowe Price Associates, Inc.